Arm Holdings PLC ADRhedged™
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 97.5%
Information Technology — 97.5%
ARM Holdings PLC, ADR*
(Cost $471,618) .......................................................................................................... 4,209 $ 595,531
Short-Term Investment
— 2.7%
Money Market Funds — 2.7%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.98%
(a)
(Cost $16,283) ........................................................................................................... 16,283 16,283
Total Investments — 100.2%
(Cost $487,901) 611,814
Liabilities in excess of Other Assets,
Net — (0.2)% (1,032)
Net Assets — 100% $ 610,782
_______________
* Non-income producing security.
(a) Reflects the 7-day yield at September 30, 2025.
ADR: American Depositary Receipt
PLC: Public Limited Company
At September 30, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 10/01/25 USD 589,609 GBP 437,957 $ — $ (6)
CIBC 10/01/25 GBP 437,957 USD 587,661 — (1,943)
CIBC 10/02/25 GBP 437,076 USD 588,418 2 —
Total Unrealized Appreciation/(Depreciation) $ 2
$ (1,949)
*
The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
GBP Pound Sterling